Share based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share based compensation

The Company has an equity compensation program in place for its executives, employees and directors. Executives and employees are given equity compensation grants that vest based on a recipient's continued employment. The Company’s stock-based compensation awards outstanding as at December 31, 2020, include stock-options, restricted stock units (“RSUs”) and deferred share units (“DSUs”). The following tables provide information about stock option, RSU and DSU activity.

	For the years ended December 31,
	2020	2019	2018
Stock Option Expense	$34,223	$43,809	$386,154
Deferred Share Units	15,000	-	-
Restricted Stock Units	111,060	-	-
Employee Share Purchase Plan	8,133	-	-
Total Stock Based Compensation Expense	168,416	43,809	386,154

Stock Options:

The following is a summary of stock options which are outstanding as at December 31, 2020.

			Average remaining
Exercise price	# of options	#of options	contractual
per share	outstanding	exercisable	life (in years)
$0.51	16,000	16,000	4.7
$0.52	100,000	100,000	3.5
$0.55	30,000	30,000	4.1
$0.59	150,000	100,000	2.8
$1.45	37,500	37,500	1.0
$1.48	37,500	37,500	0.5
$1.50	50,000	50,000	0.6
	421,000	421,000	2.5

A continuity of the number of stock options which are outstanding at the end of the current year and as at the prior fiscal years ended December 31, 2019 and 2018 is as follows:

	For the year ended		For the year ended
	December 31, 2020		December 31, 2019
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the year	1,169,500	$1.48	1,297,000	$1.58
Granted	46,000	$0.54	100,000	$0.52
Expired	(794,500)	$(1.77)	(47,500)	$(1.51)
Forfeited	-	-	(180,000)	$(1.70)
Options outstanding, end of the year	421,000	$0.83	1,169,500	$1.48
Options exercisable, end of the year	421,000	$0.83	1,119,500	$1.52

	For the year ended
	December 31, 2018
		weighted
	# of stock	average
	options	exercise price
Options outstanding, start of the year	1,648,667	$1.60
Granted	1,150,000	$1.06
Exercised	(6,667)	$0.76
Expired	(65,000)	$(1.17)
Forfeited	(1,430,000)	$(1.21)
Options outstanding, end of the year	1,297,000	$1.58
Options exercisable, end of the year	1,197,000	$1.67

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

For the year ended	2020	2019	2018
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	138%	65%	65%
Weighted average risk free interest rate	1.12%	1.68%	1.75%
Weighted average fair market value per share at grant date	$0.54	$0.52	$1.06
Intrinsic (or “in-the-money”) value per share of options exercised	$-	$-	$0.59

Deferred Stock Units (“DSUs”):

The company’s first grant of DSU’s began in 2020. A continuity of the number of DSUs which are outstanding at the end of the current year is as follows:

2020
DSUs outstanding, start of the year	-
Granted	37,354
Closing balance	37,354

The DSUs plan is a long-term incentive plan that permits the grant of DSUs to qualified directors. DSUs entitle the holder to receive the underlying number of shares of the Company’s Common Stock upon vesting of such units. DSUs granted under the DSUs plan are to be settled at the retirement, resignation or death of the Board member holding the DSUs.

Restricted Stock Units (“RSUs”):

The Company’s first grant of RSU’s began in 2020. RSUs entitle the holder to receive, at the option of the Company, either the underlying number of shares of the Company's Common Stock upon vesting of such units or a cash payment equal to the value of the underlying shares. The RSUs vest at a rate of one-third at the end of each of the first three years following the date of grant. The Company intends to settle the RSUs in cash. In the year ended December 31, 2020, the Company granted 1,200,000 RSU’s to employees and officers.

A continuity of the number of RSUs, including fair value (“FV”) which are outstanding at the end of the current year is as follows:

	2020
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	-	$-
Granted	1,200,000	$0.45
Converted	-	$-
Forfeited	-	$-
RSUs outstanding, end of the year	1,200,000	$0.79

Employee Share Purchase Plan (“ESP Plan”):

On August 25, 2020, shareholders of the Company and subsequently the Toronto Stock Exchange (the "TSX") approved, the ESP Plan. The ESP Plan allows employees and other individuals determined by the Board to be eligible to contribute a minimum of 1% and a maximum of 10% of their earnings to the plan for the purchase of common shares in the capital of the Company, of which the Company will make an equal contribution. Common shares contributed by the Company may be issued from treasury or acquired through the facilities of the TSX. During 2020 the Company elected to issue common shares from treasury.

	2020
	# of shares	$ amount
Purchased by employees	16,686	$7,592
Matched by the Company	14,213	6,467
Total Common Shares issued	30,899	14,059

The Company will also match 100% of the employee contributions of up to 10% of their earnings in the first year of the plan if the employee does not withdrawal common shares from the ESP Plan in the first year of their participation, up to $15,000 per employee (the “Bonus Match”). As at December 31, 2020 the Company has accrued $1,666 for the Bonus Match.

Effective for the year ended December 31, 2020, the Company has presented stock based compensation expense of $168,416 within general and administrative expenses and has recorded an immaterial correction to classify the stock based compensation expense for the 2019 and 2018 comparative years of $43,809 and $386,154, respectively, to be presented within general and administrative expenses. While ASC 718 does not identify a specific line item in the income statement for presentation of the expense related to share based compensation arrangements, the SEC has released guidance under SAB Topic 14.F that the expense related to share-based payment arrangements should be presented in the same line or lines as cash compensation paid to the same employees.  The Company’s presentation conforms to this guidance.